Property and Equipment, Net (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Property and Equipment, Net [Abstract]
Depreciation and amortization expense	$ 7.6	$ 10.7	$ 13.0